Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04020719

CERTNYS

1-14760

NYSE

April 13, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, RAIT INVESTMENT TRUST, 7.75% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A received on April 13, 2004. Tentative listing date – April 15, 2004.

Sincerely,

15425